Earnings Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (2,018,412)	$ (2,383,214)	$ (4,993,350)	$ (5,576,377)
Weighted-average common shares outstanding for basic and diluted net loss per share attributable to common stockholders	7,046,514	6,863,914	6,923,506	6,477,273
Basic and diluted net loss per share attributable to common stockholders	$ (0.29)	$ (0.35)	$ (0.72)	$ (0.86)